Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 8,384,790	$ 9,400,570
Cost of revenue	6,726,294	8,684,797
Gross Profit	1,658,496	715,773
Operating expenses:
General and administrative expenses	505,105	272,113
Total operating expenses	505,105	272,113
Income from operations	1,153,391	443,660
Other income (expense):
Interest income	29,323	745
Interest expense	(1,612)	(557)
Other income (expense)	(142,178)	73,158
Total other income (expense)	(114,467)	73,346
Income before income taxes	1,038,924	517,006
Income taxes provision	140,129	66,198
Net income attributable to Globavend Holdings Limited	898,795	450,808
Comprehensive income	$ 898,795	$ 450,808
Earnings per share - Basic	$ 0.06	$ 0.03
Earnings per share - Diluted	$ 0.06	$ 0.03
Weighted Average Number of Ordinary Shares Outstanding - Basic	14,295,330	13,125,000
Weighted Average Number of Ordinary Shares Outstanding - Diluted	14,295,330	13,125,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 8,384,790	$ 9,400,570
Cost of revenue	4,007,266	5,297,399
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of revenue	$ 2,719,028	$ 3,387,398